Exhibit 99
Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	23
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,648,176,732.81	81,628	52.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$394,100,000.00	0.18000%	July 15, 2015
Class A-2 Notes	$538,700,000.00	0.470%	March 15, 2017
Class A-3 Notes	$464,500,000.00	0.900%	October 15, 2018
Class A-4 Notes	$102,440,000.00	1.420%	August 15, 2019
Class B Notes	$47,360,000.00	1.720%	September 15, 2019
Class C Notes	$31,570,000.00	1.950%	February 15, 2020
Class D Notes	$31,570,000.00	2.350%	December 15, 2020
Total	$1,610,240,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,783,623.44

Principal:
Principal Collections	$19,085,062.21
Prepayments in Full	$10,590,534.88
Liquidation Proceeds	$357,827.41
Recoveries	$138,712.42
Sub Total	$30,172,136.92
Collections	$31,955,760.36

Purchase Amounts:
Purchase Amounts Related to Principal	$328,977.73
Purchase Amounts Related to Interest	$1,901.09
Sub Total	$330,878.82

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$32,286,639.18

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	23
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$32,286,639.18
Servicing Fee	$491,055.67	$491,055.67	$0.00	$0.00	$31,795,583.51
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$31,795,583.51
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$31,795,583.51
Interest - Class A-3 Notes	$263,030.91	$263,030.91	$0.00	$0.00	$31,532,552.60
Interest - Class A-4 Notes	$121,220.67	$121,220.67	$0.00	$0.00	$31,411,331.93
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,411,331.93
Interest - Class B Notes	$67,882.67	$67,882.67	$0.00	$0.00	$31,343,449.26
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,343,449.26
Interest - Class C Notes	$51,301.25	$51,301.25	$0.00	$0.00	$31,292,148.01
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,292,148.01
Interest - Class D Notes	$61,824.58	$61,824.58	$0.00	$0.00	$31,230,323.43
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,230,323.43
Regular Principal Payment	$28,734,372.48	$28,734,372.48	$0.00	$0.00	$2,495,950.95
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,495,950.95
Residual Released to Depositor	$0.00	$2,495,950.95	$0.00	$0.00	$0.00
Total		$32,286,639.18

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$28,734,372.48
Total					$28,734,372.48
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$28,734,372.48	$61.86	$263,030.91	$0.57	$28,997,403.39	$62.43
Class A-4 Notes	$0.00	$0.00	$121,220.67	$1.18	$121,220.67	$1.18
Class B Notes	$0.00	$0.00	$67,882.67	$1.43	$67,882.67	$1.43
Class C Notes	$0.00	$0.00	$51,301.25	$1.63	$51,301.25	$1.63
Class D Notes	$0.00	$0.00	$61,824.58	$1.96	$61,824.58	$1.96
Total	$28,734,372.48	$17.84	$565,260.08	$0.35	$29,299,632.56	$18.19

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	23

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$350,707,880.96	0.7550223	$321,973,508.48	0.6931615
Class A-4 Notes	$102,440,000.00	1.0000000	$102,440,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$563,647,880.96	0.3500397	$534,913,508.48	0.3321949

Pool Information
Weighted Average APR	3.758%	3.758%
Weighted Average Remaining Term	35.83	35.07
Number of Receivables Outstanding	41,913	40,529
Pool Balance	$589,266,801.18	$558,668,355.62
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$564,245,999.32	$535,052,650.15
Pool Factor	0.3575265	0.3389614

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,240,883.66
Targeted Credit Enhancement Amount	$8,380,025.33
Yield Supplement Overcollateralization Amount	$23,615,705.47
Targeted Overcollateralization Amount	$23,754,847.14
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$23,754,847.14

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,240,883.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,240,883.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,240,883.66

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	23
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		135	$236,043.33
(Recoveries)		89	$138,712.42
Net Loss for Current Collection Period			$97,330.91
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1982%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			1.0164%
Second Prior Collection Period			0.6938%
Prior Collection Period			0.7127%
Current Collection Period			0.2035%
Four Month Average (Current and Prior Three Collection Periods)			0.6566%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,084	$7,278,722.96
(Cumulative Recoveries)			$793,119.95
Cumulative Net Loss for All Collection Periods			$6,485,603.01
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3935%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,782.25
Average Net Loss for Receivables that have experienced a Realized Loss			$1,588.05

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.47%	462	$8,192,451.51
61-90 Days Delinquent	0.20%	58	$1,141,810.15
91-120 Days Delinquent	0.07%	18	$389,916.91
Over 120 Days Delinquent	0.09%	28	$484,144.14
Total Delinquent Receivables	1.83%	566	$10,208,322.71

Repossession Inventory:
Repossessed in the Current Collection Period		24	$431,743.46
Total Repossessed Inventory		28	$623,496.39

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2599%
Prior Collection Period			0.2243%
Current Collection Period			0.2566%
Three Month Average			0.2469%

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	23

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer